LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Operating Leases
2026	$ 16,329
2027	14,174
2028	14,656
2029	13,670
2030	12,432
Thereafter	34,143
Total lease payments	105,404
Less imputed interest	(16,603)
Total	$ 88,801